SHARE-BASED PAYMENTS (Details) - Narrative	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2021	Dec. 31, 2020 GBP (£) £ / shares	Dec. 31, 2019 GBP (£) £ / shares
Fixed share awards
SHARE-BASED PAYMENTS (Details) - Narrative [Line Items]
Number of other equity instruments granted in share-based payment arrangement (in shares)			13,975,993	8,239,332
Percent of shares to be released each year (percent)	33.00%		20.00%
SAYE
SHARE-BASED PAYMENTS (Details) - Narrative [Line Items]
Maximum monthly scheme savings			£ 500
Time period to use savings			6 months
Discounted market price of shares (in percent)			80.00%
Weighted average exercised price, vested (in GBP per option) | £ / shares			£ 0.61	£ 0.59
Weighted average remaining contractual life of outstanding share options			2 years 11 months 23 days	2 years 2 months 19 days
Weighted average fair value at measurement date, share options granted (in GBP per share)			£ 0.05	£ 0.10
SAYE | Bottom of range
SHARE-BASED PAYMENTS (Details) - Narrative [Line Items]
Contract term under share based payment arrangement			3 years
SAYE | 2020 plan
SHARE-BASED PAYMENTS (Details) - Narrative [Line Items]
Discounted market price of shares (in percent)			90.00%
Executive Share Plan 2003
SHARE-BASED PAYMENTS (Details) - Narrative [Line Items]
Weighted average exercised price, vested (in GBP per option) | £ / shares			£ 0.36	£ 0.60
Weighted average remaining contractual life of outstanding share options			4 years 1 month 6 days	3 years 9 months 18 days
Weighted average fair value at measurement date, share options granted (in GBP per share)			£ 0.33	£ 0.59
Lloyds Banking Group long-term incentive plan
SHARE-BASED PAYMENTS (Details) - Narrative [Line Items]
Weighted average fair value at measurement date, share options granted (in GBP per share)			£ 0.28	0.45
Lloyds Banking Group long-term incentive plan | 2017
SHARE-BASED PAYMENTS (Details) - Narrative [Line Items]
Awards vesting rate (in percent)			49.70%
Lloyds Banking Group long-term incentive plan | 2018
SHARE-BASED PAYMENTS (Details) - Narrative [Line Items]
Awards vesting rate (in percent)		33.75%
CFO Buyout
SHARE-BASED PAYMENTS (Details) - Narrative [Line Items]
Weighted average fair value at measurement date, share options granted (in GBP per share)			£ 0.55
Free share awards
SHARE-BASED PAYMENTS (Details) - Narrative [Line Items]
Maximum employer contribution to free shares scheme			3,600
Employer contribution to free shares scheme			£ 200	£ 200
Number of other equity instruments granted in share-based payment arrangement (in shares)			45,612,424	22,422,337
Weighted average fair value at date of award of shares awarded to employees under matching shares scheme (in GBP per share)			£ 0.30	£ 0.62
Matching shares
SHARE-BASED PAYMENTS (Details) - Narrative [Line Items]
Number of other equity instruments granted in share-based payment arrangement (in shares)			62,262,140	37,346,812
Weighted average fair value at date of award of shares awarded to employees under matching shares scheme (in GBP per share)			£ 0.34	£ 0.56
Maximum employer contribution to matching shares scheme				£ 45